Cover	Sep. 20, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 20, 2022
Entity File Number	001-39338
Entity Registrant Name	NUZEE, INC.
Entity Central Index Key	0001527613
Entity Tax Identification Number	38-3849791
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1401 Capital Avenue
Entity Address, Address Line Two	Suite B
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75074
City Area Code	(760)
Local Phone Number	295-2408
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value
Trading Symbol	NUZE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false